Bank borrowings	12 Months Ended
Dec. 31, 2021
ZHEJIANG TIANLAN
Bank borrowings

12 Bank borrowings

	December 31,
	2021	2020
	RMB’000	RMB’000

Bank loans borrowed by the Company (note i)	8,511	10,014
Bank loans borrowed by subsidiaries of the Company (note ii)	5,007	10,015

	13,518	20,029

(i)

The bank loans are denominated in Renminbi and are repayable within 1 year. The bank loans borrowed by the Company as of December 31, 2021 bears interest at fixed rates of 4.35% to 5% (2020: 4.79%) per annum. Interest paid during the year ended December 31, 2021 was approximately RMB253,000 (2020: RMB1,377,000 and 2019: RMB1,991,000).

(ii)

The bank loans are denominated in Renminbi and are repayable within 1 year. The bank loans borrowed by subsidiaries of the Company as of December 31, 2021 bears interest at a fixed rate ranging from 4.35% to 5% (2020: a fixed rate ranging from 4.5% to 4.79%) per annum and are secured by the subsidiary’s office premises and leasehold improvements and land use right. Interest paid during the year ended December 31, 2021 was approximately RMB427,000 (2020: RMB287,000 and 2019: RMB246,000).